7. TURNOVER (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,760.8	$ 1,650.1	$ 1,369.6
Confectionery, Food and Catering
DisclosureOfNetSalesLineItems [Line Items]
Net sales	628.0	572.3	469.6
Perfumes and Cosmetics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	258.4	226.3	174.6
Fashion, Leather and Baggage
DisclosureOfNetSalesLineItems [Line Items]
Net sales	220.1	183.3	146.2
Literature and Publications
DisclosureOfNetSalesLineItems [Line Items]
Net sales	175.6	192.5	187.2
Wine and Spirits
DisclosureOfNetSalesLineItems [Line Items]
Net sales	88.0	75.3	62.9
Tobacco Goods
DisclosureOfNetSalesLineItems [Line Items]
Net sales	52.2	47.4	46.3
Watches, Jewelry and Accessories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	115.5	86.2	76.9
Electronics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	87.7	78.5	66.6
Other Product Categories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 135.3	$ 188.3	$ 139.3